Debt (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
October Notes
Fair value of debt
Unamortized bond premium	$ 1,900,000	$ 2,000,000
Carrying value
Fair value of debt
Debt	1,051,863,000	636,961,000	491,600,000
Carrying value | 2019 Notes
Fair value of debt
Debt	551,863,000	551,961,000
Unamortized bond premium		2,000,000
Carrying value | 2022 Notes
Fair value of debt
Debt	500,000,000
Carrying value | Senior Secured Credit Facility
Fair value of debt
Debt		85,000,000
Carrying value | Credit Facilities
Fair value of debt
Debt		85,000,000	391,600,000
Fair value
Fair value of debt
Debt	1,137,875,000	670,643,000	492,804,000
Fair value | 2019 Notes
Fair value of debt
Debt	616,000,000	585,750,000
Fair value | 2022 Notes
Fair value of debt
Debt	521,875,000
Fair value | Senior Secured Credit Facility
Fair value of debt
Debt		84,893,000
Fair value | Credit Facilities
Fair value of debt
Debt		$ 84,893,000	$ 392,097,000